Securities - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 14,053	$ 13,572	$ 13,704
Amortized cost	45,229	41,592	24,472
FVOCI Securities	78,493	$ 74,476	64,515
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,361		2,899
Designated at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	11,692		10,805
Allowance for credit losses on securities [member]
Disclosure of financial assets [line items]
Amortized cost	1		1
FVOCI Securities	$ 4		$ 2